Investment Portfolioas of June 30, 2026 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 98.6%
Communication Services 4.2%
Diversified Telecommunication Services 2.7%
IDT Corp. "B"	367,856	21,394,505
Liberty Latin America Ltd. "C"*	1,250,000	9,737,500
		31,132,005
Interactive Media & Services 1.5%
Match Group, Inc.	450,000	17,122,500
Consumer Discretionary 7.5%
Diversified Consumer Services 3.6%
Grand Canyon Education, Inc.*	50,000	7,155,500
Stride, Inc.*	400,000	34,496,000
		41,651,500
Hotels, Restaurants & Leisure 0.7%
Brightstar Lottery PLC (a)	750,000	8,040,000
Household Durables 1.5%
Installed Building Products, Inc.	55,000	12,641,200
Meritage Homes Corp.	60,000	5,031,000
		17,672,200
Leisure Products 0.8%
Peloton Interactive, Inc. "A"* (a)	1,600,000	9,456,000
Specialty Retail 0.9%
Group 1 Automotive, Inc.	35,000	10,190,950
Consumer Staples 4.8%
Consumer Staples Distribution & Retail 0.9%
Sprouts Farmers Market, Inc.*	120,000	10,149,600
Food Products 3.9%
Cal-Maine Foods, Inc. (a)	125,000	10,070,000
John B. Sanfilippo & Son, Inc.	250,000	21,497,500
Post Holdings, Inc.*	162,000	14,298,120
		45,865,620
Energy 8.5%
Energy Equipment & Services 3.9%
Liberty Energy, Inc.	450,000	11,785,500
Noble Corp. PLC (a)	260,000	9,698,000
ProPetro Holding Corp.* (a)	600,000	8,604,000
Solaris Energy Infrastructure, Inc.	150,000	12,069,000
TETRA Technologies, Inc.*	300,000	3,399,000
		45,555,500
Oil, Gas & Consumable Fuels 4.6%
Antero Resources Corp.*	250,000	8,785,000

California Resources Corp.	275,000	14,539,250
Core Natural Resources, Inc.	130,000	10,402,600
Crescent Energy Co. "A"	1,070,000	10,507,400
Northern Oil and Gas, Inc. (a)	75,000	1,361,250
Peabody Energy Corp.	300,000	6,936,000
		52,531,500
Financials 14.4%
Banks 7.6%
First BanCorp.	475,000	12,383,250
OFG Bancorp. (a)	375,000	18,401,250
Pathward Financial, Inc.	125,000	10,882,500
The Bancorp, Inc.*	750,000	46,980,000
		88,647,000
Capital Markets 0.6%
Moelis & Co. "A"	100,000	6,542,000
Financial Services 4.1%
Essent Group Ltd.	400,000	25,712,000
Shift4 Payments, Inc. "A"* (a)	325,000	15,808,000
Walker & Dunlop, Inc.	101,801	5,568,515
		47,088,515
Insurance 2.1%
Selective Insurance Group, Inc.	250,000	24,252,500
Health Care 19.3%
Health Care Equipment & Supplies 3.5%
Butterfly Network, Inc.* (a)	1,900,000	15,998,000
Establishment Labs Holdings, Inc.* (a)	100,200	8,598,162
Lantheus Holdings, Inc.*	150,000	16,641,000
		41,237,162
Health Care Providers & Services 6.9%
Brookdale Senior Living, Inc.*	1,200,000	19,308,000
Molina Healthcare, Inc.*	75,000	17,152,500
Option Care Health, Inc.*	366,246	7,680,179
RadNet, Inc.* (a)	250,000	15,417,500
Talkspace, Inc.*	4,000,000	20,800,000
		80,358,179
Life Sciences Tools & Services 0.6%
Charles River Laboratories International, Inc.*	30,000	6,803,700
Pharmaceuticals 8.3%
ANI Pharmaceuticals, Inc.*	110,000	9,105,800
Axsome Therapeutics, Inc.*	60,000	14,686,200
Ligand Pharmaceuticals, Inc.* (a)	200,000	63,218,000
Pacira BioSciences, Inc.*	349,906	8,877,115
		95,887,115
Industrials 17.5%
Aerospace & Defense 1.8%
Aevex Corp. "A"* (a)	130,500	2,726,145
Ducommun, Inc.*	95,000	17,594,950
		20,321,095
Building Products 0.8%
Builders FirstSource, Inc.*	100,000	8,948,000

Commercial Services & Supplies 1.1%
Pitney Bowes, Inc.	400,000	7,008,000
The Brink's Co.	65,000	6,141,850
		13,149,850
Construction & Engineering 2.6%
IES Holdings, Inc.*	30,000	22,039,800
Solv Energy, Inc. "A"*	244,865	8,337,653
		30,377,453
Electrical Equipment 4.3%
Allient, Inc.	40,000	4,117,200
Dpc Holdings Ltd.*	25,000	1,226,500
Nextpower, Inc. "A"*	225,000	26,806,500
Powell Industries, Inc. (a)	60,000	17,181,600
		49,331,800
Machinery 1.6%
CECO Environmental Corp.*	204,724	18,576,656
Professional Services 2.1%
Maximus, Inc.	175,000	9,408,000
Mistras Group, Inc.*	372,214	6,502,579
Science Applications International Corp. (a)	79,937	8,825,844
		24,736,423
Trading Companies & Distributors 3.2%
Rush Enterprises, Inc. "A"	350,000	25,544,750
Titan Machinery, Inc.*	554,510	11,711,251
		37,256,001
Information Technology 14.0%
Communications Equipment 0.4%
Calix, Inc.*	125,000	4,665,000
Electronic Equipment, Instruments & Components 3.4%
Methode Electronics, Inc. (a)	175,000	3,319,750
Ouster, Inc.* (a)	181,768	11,364,135
Vishay Intertechnology, Inc. (a)	175,000	9,411,500
Vishay Precision Group, Inc.*	100,000	14,991,000
		39,086,385
IT Services 1.6%
Kyndryl Holdings, Inc.*	1,700,000	19,227,000
Semiconductors & Semiconductor Equipment 5.5%
Allegro MicroSystems, Inc.*	60,000	4,177,200
Axcelis Technologies, Inc.*	34,000	6,441,300
Enphase Energy, Inc.*	225,000	11,079,000
Ichor Holdings Ltd.*	100,000	11,228,000
Kulicke & Soffa Industries, Inc.	110,000	14,713,600
NVE Corp.	45,000	4,704,750
PDF Solutions, Inc.*	60,000	4,247,400
Power Integrations, Inc. (a)	40,000	3,350,400
Wolfspeed, Inc.* (a)	80,000	3,860,000
		63,801,650

Software 3.1%
Adeia, Inc. (a)	725,000	23,874,250
Agilysys, Inc.* (a)	115,000	12,017,500
		35,891,750
Materials 1.4%
Chemicals 0.6%
Celanese Corp.	150,000	6,900,000
Metals & Mining 0.8%
Almonty Industries, Inc.* (a)	250,000	4,140,000
Century Aluminum Co.*	125,000	5,751,250
		9,891,250
Real Estate 4.0%
Health Care REITs 0.7%
Janus Living, Inc. "A"	287,054	8,249,932
Retail REITs 1.9%
Agree Realty Corp. (a)	175,000	13,254,500
Phillips Edison & Co., Inc.	200,000	8,324,000
		21,578,500
Specialized REITs 1.4%
Farmland Partners, Inc.	900,000	8,712,000
Four Corners Property Trust, Inc.	315,000	7,733,250
		16,445,250
Utilities 3.0%
Electric Utilities 1.3%
IDACORP, Inc.	100,000	15,130,000
Gas Utilities 0.5%
MDU Resources Group, Inc.	300,000	6,363,000
Independent Power & Renewable Electricity Producers 1.2%
Fervo Energy Co. "A"* (a)	75,000	2,192,250
Hallador Energy Co.* (a)	650,000	11,303,500
		13,495,750
Total Common Stocks (Cost $722,622,975)		1,143,606,291

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
Total Other Investments (Cost $0)		0

Preferred Stocks 0.4%
Communication Services 0.4%
Liberty Latin America Ltd., Series A, 9.0% (Cost $4,478,092)	197,500	4,283,775

Rights 0.0%
Health Care
Avadel Pharmaceuticals PLC,* (c) (Cost $364,083)	568,880	364,083

Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e) (Cost $21,817,525)	21,817,525	21,817,525

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $12,046,636)	12,046,636	12,046,636

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $761,329,311)	102.0	1,182,118,310
Other Assets and Liabilities, Net	(2.0)	(22,651,974)
Net Assets	100.0	1,159,466,336
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e)
22,142,978	—	325,453 (f)	—	—	110,443	—	21,817,525	21,817,525
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.66% (d)
68,507,145	242,454,923	298,915,432	—	—	1,023,282	—	12,046,636	12,046,636
90,650,123	242,454,923	299,240,885	—	—	1,133,725	—	33,864,161	33,864,161

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $162,908,076, which is 14.1% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $142,127,456.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,143,606,291	$—	$—	$1,143,606,291
Other Investments	—	—	0	0
Preferred Stocks	4,283,775	—	—	4,283,775
Rights	—	—	364,083	364,083
Short-Term Investments (a)	33,864,161	—	—	33,864,161
Total	$1,181,754,227	$—	$364,083	$1,182,118,310

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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